Accumulated Other Comprehensive (Loss) Income - Change in Accumulated Other Comprehensive (Loss) Income (AOCI) by Component, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, balance as of December 31, 2016	$ 781,106
Other comprehensive (loss) income before reclassifications	(8,175)
Amounts reclassified from AOCI	3,618
Total other comprehensive (loss) income, net of tax	(4,557)	$ 11,135	$ 5,200
AOCI, balance as of December 31, 2017	494,914	781,106
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, balance as of December 31, 2016	(8,439)
Other comprehensive (loss) income before reclassifications	2,506
Total other comprehensive (loss) income, net of tax	2,506
AOCI, balance as of December 31, 2017	(5,933)	(8,439)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, balance as of December 31, 2016	172
Other comprehensive (loss) income before reclassifications	(622)
Amounts reclassified from AOCI	244
Total other comprehensive (loss) income, net of tax	(378)
AOCI, balance as of December 31, 2017	(206)	172
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, balance as of December 31, 2016	(38,189)
Other comprehensive (loss) income before reclassifications	(10,059)
Amounts reclassified from AOCI	3,374
Total other comprehensive (loss) income, net of tax	(6,685)
AOCI, balance as of December 31, 2017	(44,874)	(38,189)
AOCI, Total [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, balance as of December 31, 2016	(46,456)
AOCI, balance as of December 31, 2017	$ (51,013)	$ (46,456)